Stock Incentive Plan - Summary of Outstanding Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options, Beginning balance	900,352	670,629
Number of Stock Options, Granted		299,760
Number of Stock Options, Cancelled	(815,979)
Number of Stock Options, Forfeited	(84,373)	(70,037)
Number of Stock Options, Ending balance		900,352	670,629
Weighted Average Exercise Price Per Stock Option, Beginning balance	$ 18.79	$ 16.96
Weighted Average Exercise Price Per Stock Option, Granted		22.50
Weighted Average Exercise Price Per Stock Option, Cancelled	18.84
Weighted Average Exercise Price Per Stock Option, Forfeited	$ 18.31	17.08
Weighted Average Exercise Price Per Stock Option, Ending balance		$ 18.79	$ 16.96
Weighted-Average Remaining Contractual Life		2 years 11 months 26 days	2 years 11 months 23 days
Average Intrinsic Value		$ 2,201,700	$ 1,706,900